Blackstone / GSO Floating Rate Enhanced Income Fund

Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 133.50%
Aerospace & Defense - 0.80%
Transdigm, Inc. Series New Tranche G, 3M US L + 2.50%, 08/22/2024	$2,375,955	$2,330,407
Vectra Co. Series Initial, 1M US L + 3.25%, 03/10/2025	888,045	856,688
		3,187,095

Air Transport - 0.93%
Air Medical Group Holdings, Inc. Series 2018, 1M US L + 3.25%, 04/28/2022	3,170,432	2,994,933
Atlantic Aviation FBO, Inc. Series B, 1M US L + 3.75%, 12/06/2025(b)	702,989	709,140
		3,704,073

Automotive - 0.94%
Panther BF Aggregator 2 L P Series Initial Dollar, 1M US L + 3.50%, 04/30/2026	2,291,000	2,277,403
Wand Newco 3, Inc. Series Initial, 1M US L + 3.50%, 02/05/2026	1,500,000	1,502,580
		3,779,983

Brokers, Dealers & Investment Houses - 3.38%
Advisor Group, Inc. Series Initial, 1M US L + 3.75%, 08/15/2025	3,280,237	3,284,338
AssetMark Financial Holdings, Inc. Series Initial, 3M US L + 3.50%, 11/14/2025(b)	1,474,074	1,481,444
Deerfield Dakota Holding LLC Series Initial, 1M US L + 3.25%, 02/13/2025	3,609,046	3,507,216
Edelman Financial Center LLC:
Series Initial, 1M US L + 3.25%, 07/21/2025	2,503,145	2,498,677
Series Initial, 1M US L + 6.75%, 06/26/2026	384,615	387,500
Newport Group Holdings II, Inc. Series Initial, 3M US L + 3.75%, 09/12/2025	2,386,489	2,367,099
		13,526,274

Building & Development - 5.16%
American Bath Group LLC Series 2018 Replacement, 3M US L + 4.25%, 09/30/2023	1,237,469	1,230,508
Builders FirstSource, Inc. Series Refinancing, 3M US L + 3.00%, 02/29/2024	433,282	432,607
CHI Doors Holdings Corp. Series Initial, 1M US L + 3.25%, 07/29/2022	3,076,440	3,064,919
DiversiTech Holdings, Inc. Series Tranche B-1, 3M US L + 3.00%, 06/03/2024	1,151,193	1,110,907
Forest City Enterprises LP Series Initial, 1M US L + 4.00%, 12/08/2025	1,408,830	1,416,458
HD Supply Waterworks, Ltd. Series Initial, 3M US L + 3.00%, 08/01/2024	2,980,353	2,978,028
Henry Holdings, Inc. Series Initial, 1M US L + 4.00%, 10/05/2023	738,636	738,407
Hillman Group, Inc. Series Initial, 1M US L + 4.00%, 05/30/2025	1,634,741	1,576,503
LBM Borrower LLC Series Tranche C, 1M US L + 3.75%, 08/20/2022	761,913	761,993
Ply Gem Midco, Inc. Series Initial, 3M US L + 3.75%, 04/12/2025	2,191,784	2,136,080
SRS Distribution, Inc. Series Initial, 1M US L + 3.25%, 05/23/2025	1,263,182	1,214,234
TAMKO Building Products, Inc. Series Initial, 3M US L + 3.25%, 05/29/2026	2,895,522	2,891,831
USS Ultimate Holdings, Inc. Series Initial, 3M US L + 3.75%, 08/25/2024	1,098,281	1,098,144
		20,650,619

Business Equipment & Services - 20.09%
Access CIG LLC:
Series B, 3M US L + 3.75%, 02/27/2025	3,266,654	3,255,433
Series Initial, 1M US L + 7.75%, 02/27/2026	909,091	905,682
Allied Universal Holdco LLC:
Series Incremental, 1M US L + 4.25%, 07/28/2022	1,556,011	1,556,260
Series Initial, 1M US L + 3.75%, 07/28/2022	2,128,298	2,127,415
Series B, 3M US L + 4.25%, 06/26/2026(b)	2,001,802	1,996,797
Series Delayed Draw, 3M US L + 4.25%, 06/26/2026(b)	198,198	197,703
APFS Staffing Holdings, Inc. Series Initial, 1M US L + 5.00%, 04/15/2026	1,818,182	1,801,136
AqGen Ascensus, Inc. Series Replacement, 6M US L + 4.00%, 12/05/2022	3,690,821	3,702,374
BMC Acquisition, Inc. Series Initial, 3M US L + 5.25%, 12/28/2024	1,989,950	1,989,950
Capri Acquisitions BidCo, Ltd. Series Initial Dollar, 3M US L + 3.25%, 11/01/2024	3,305,855	3,249,656
Cast & Crew Payroll LLC Series Initial, 1M US L + 4.00%, 02/09/2026	2,449,557	2,464,254
DG Investment Intermediate Holdings 2, Inc.:
Series Initial, 1M US L + 3.00%, 02/03/2025(b)	1,969,351	1,907,809
Series Initial, 1M US L + 6.75%, 02/02/2026(b)	850,000	828,750

	Principal
	Amount	Value
Business Equipment & Services (continued)
Dun & Bradstreet Corp. Series Initial Borrowing, 1M US L + 5.00%, 02/06/2026	$2,955,856	$2,960,482
Epicor Software Corp. Series B, 1M US L + 3.25%, 06/01/2022	2,909,452	2,894,905
Explorer Holdings, Inc. Series Initial, 3M US L + 3.75%, 05/02/2023	1,237,245	1,233,768
GI Revelation Acquisition LLC Series Initial, 1M US L + 5.00%, 04/16/2025	2,705,244	2,684,955
GlobalLogic Holdings, Inc. Series Initial, 1M US L + 3.25%, 07/25/2025	2,493,461	2,491,379
IG Investments Holdings LLC Series Refinancing, 1M US L + 4.00%, 05/23/2025	3,057,796	3,037,156
Informatica LLC Series Dollar B-1, 1M US L + 3.25%, 08/05/2022	1,780,660	1,784,373
KUEHG Corp. Series B-3, 3M US L + 3.75%, 02/21/2025	2,513,066	2,507,675
LD Intermediate Holdings, Inc. Series Initial, 3M US L + 5.875%, 12/09/2022	1,500,000	1,492,508
Learning Care Group No. 2, Inc. Series Initial, 3M US L + 3.25%, 03/13/2025	503,343	496,296
Mitchell International, Inc.:
Series Initial, 1M US L + 3.25%, 11/29/2024	2,902,576	2,777,664
Series Initial, 1M US L + 7.25%, 12/01/2025	1,566,667	1,521,625
National Intergovernmental Purchasing Alliance Co. Series Initial, 3M US L + 3.75%, 05/19/2025	2,211,494	2,183,861
PricewaterhouseCoopers Public Sector LLP:
Series Initial, 1M US L + 3.00%, 05/01/2025(b)	1,237,500	1,225,125
Series Initial, 1M US L + 7.50%, 05/01/2026(b)	750,000	746,250
Project Boost Purchaser LLC Series B, 3M US L + 3.50%, 06/01/2026	2,067,769	2,061,731
PT Intermediate Holdings III LLC Series B, 3M US L + 4.00%, 12/04/2024	2,179,635	2,112,437
Red Ventures LLC Series B-1, 1M US L + 3.00%, 11/08/2024	3,889,274	3,885,501
RevSpring, Inc. Series Initial, 1M US L + 4.25%, 10/11/2025	1,791,000	1,789,325
Sedgwick Holdings, Inc. Series Initial, 1M US L + 3.25%, 12/31/2025	3,549,147	3,505,723
St. George's University Scholastic Services LLC, 1M US L + 3.50%, 07/17/2025	1,807,595	1,809,295
ThoughtWorks, Inc. Series Replacement, 1M US L + 4.00%, 10/11/2024	3,256,003	3,260,089
Trugreen LP Series Initial Refinancing, 1M US L + 3.75%, 03/19/2026	2,302,424	2,311,070
Weld North Education LLC Series Initial, 3M US L + 4.25%, 02/07/2025(b)	3,635,745	3,635,745
		80,392,157

Cable & Satellite Television - 0.37%
Radiate Holdco LLC Series Amendment No. 2 Incremental, 3M US L + 3.50%, 02/01/2024	1,500,000	1,486,643

Chemical & Plastics - 1.80%
Composite Resins Holding B.V. Series Initial, 3M US L + 4.25%, 06/27/2025	990,000	982,575
Spectrum Holdings III Corp.:
Series Closing Date, 1M US L + 3.25%, 01/31/2025	807,753	765,346
Series Closing Date, 1M US L + 7.00%, 01/31/2026(b)	350,000	322,000
Starfruit Finco B.V. Series Initial Dollar, 1M US L + 3.25%, 10/01/2025	2,179,104	2,150,504
Vantage Specialty Chemicals, Inc.:
Series Closing Date, 1M US L + 3.50%, 10/20/2024	1,877,647	1,856,523
Series Initial, 3M US L + 8.25%, 10/27/2025(b)	1,200,000	1,146,000
		7,222,948

Conglomerates - 2.37%
Genuine Financial Holdings LLC Series Initial, 1M US L + 3.75%, 07/11/2025	2,603,279	2,573,992
Spring Education Group, Inc. Series Initial, 3M US L + 4.25%, 07/30/2025	3,541,771	3,525,550
VT Topco, Inc.:
Series Delayed Draw, 3M US L + 3.75%, 08/01/2025(c)	452,118	451,975
Series Incremental 2019, 3M US L + 3.75%, 08/01/2025	728,232	728,003
Series Incremental Delayed Draw, 3M US L + 3.75%, 08/01/2025(c)	17,228	17,222
Series Initial, 3M US L + 3.75%, 08/01/2025	2,181,146	2,180,459
		9,477,201

Containers & Glass Products - 5.97%
Berlin Packaging LLC Series Initial, 1M US L + 3.00%, 11/07/2025	2,738,380	2,664,594
Charter NEX US, Inc.:
Series Initial, 1M US L + 3.00%, 05/10/2024	3,017,239	2,967,907
Series Third Amendment Incremental, 1M US L + 3.50%, 05/16/2024	431,818	431,224
Flex Acquisition Co., Inc. Series Incremental B-2018, 3M US L + 3.25%, 06/29/2025	3,246,625	3,089,504
Plaze, Inc., 1M US L + 3.50%, 07/31/2022	1,821,898	1,817,061
Pregis Holding I Corp., 3M US L + 3.50%, 05/20/2021	6,000,000	6,006,240
ProAmpac PG Borrower LLC Series Initial, 3M US L + 3.50%, 11/20/2023	1,684,292	1,617,451
Strategic Materials Holding Corp. Series Initial, 3M US L + 3.75%, 11/01/2024(b)	738,750	668,569
Transcendia Holdings, Inc. Series 2017 Refinancing, 1M US L + 3.50%, 05/30/2024	1,277,550	1,140,213

	Principal
	Amount	Value
Containers & Glass Products (continued)
Tricorbraun Holdings, Inc. Series Closing Date, 1M US L + 3.75%, 11/30/2023	$1,914,157	$1,889,512
Trident TPI Holdings, Inc. Series Tranche B-1, 1M US L + 3.25%, 10/04/2024	1,660,141	1,576,105
		23,868,380

Diversified Insurance - 4.49%
Acrisure LLC Series 2018-1 Additional, 3M US L + 3.75%, 11/22/2023	1,512,169	1,503,345
Alliant Holdings Intermediate LLC:
Series 2018 Initial, 1M US L + 3.00%, 05/09/2025	1,523,422	1,483,599
Series 2019 New, 1M US L + 3.25%, 05/09/2025	2,117,647	2,092,945
BroadStreet Partners, Inc. Series Tranche B-2, 1M US L + 3.25%, 11/08/2023	2,677,326	2,674,394
CP VI Bella Midco LLC Series Initial, 1M US L + 2.75%, 01/24/2025	661,797	644,425
HUB International, Ltd. Series Initial, 3M US L + 3.00%, 04/18/2025	1,375,321	1,343,359
NFP Corp. Series B, 1M US L + 3.00%, 12/09/2023	1,860,687	1,812,421
USI, Inc. Series 2017 New, 3M US L + 3.00%, 05/16/2024	5,360,274	5,235,353
York Risk Services Holding Corp., 1M US L + 3.75%, 10/01/2021	1,235,103	1,171,032
		17,960,873

Drugs - 2.56%
Albany Molecular Research, Inc.:
Series Initial, 1M US L + 3.25%, 08/28/2024	2,652,312	2,613,627
Series Initial, 1M US L + 7.00%, 08/28/2025	1,425,000	1,427,672
Amneal Pharmaceuticals LLC Series Initial, 1M US L + 3.50%, 03/21/2025	1,557,320	1,550,187
Avantor Funding, Inc. Series Initial B-2 Dollar, 1M US L + 3.75%, 11/21/2024	1,611,015	1,619,578
Bausch Health Companies, Inc. Series Initial, 1M US L + 3.00%, 06/02/2025	3,022,078	3,024,284
		10,235,348

Ecological Services & Equipment - 2.64%
EnergySolutions LLC Series Initial, 3M US L + 3.75%, 05/09/2025	1,565,985	1,503,346
ERM Emerald US, Inc., 3M US L + 3.75%, 06/26/2026(b)	824,742	826,804
GFL Environmental, Inc. Series Effective Date Incremental, 1M US L + 3.00%, 05/30/2025	2,608,311	2,570,360
Gopher Resource LLC Series Initial, 1M US L + 3.25%, 03/06/2025	2,696,870	2,685,637
Tunnel Hill Partners LP Series Initial, 1M US L + 3.50%, 02/06/2026	2,981,466	2,979,602
		10,565,749

Electronics/Electrical - 18.05%
AppLovin Corp. Series Initial, 1M US L + 3.50%, 08/15/2025	2,720,673	2,720,687
Boxer Parent Co., Inc. Series Initial Dollar, 3M US L + 4.25%, 10/02/2025	2,487,500	2,360,016
Brave Parent Holdings, Inc. Series Initial, 3M US L + 4.00%, 04/18/2025	992,481	985,663
CommerceHub, Inc. Series Initial, 1M US L + 3.75%, 05/21/2025(b)	2,545,248	2,519,795
Compuware Corp., 1M US L + 3.50%, 08/23/2025	2,630,793	2,630,793
ConvergeOne Holdings, Corp. Series Initial, 1M US L + 5.00%, 01/04/2026	2,992,500	2,854,097
CPI International, Inc. Series Initial, 1M US L + 3.50%, 07/26/2024	3,543,362	3,527,860
DigiCert, Inc.:
1M US L + 4.00%, 09/20/2024	1,758,215	1,754,374
Series Initial, 1M US L + 8.00%, 09/19/2025	1,500,000	1,492,500
Dynatrace LLC, 1M US L + 3.00%, 08/22/2025	2,541,500	2,540,547
Ellie Mae, Inc., 3M US L + 4.00%, 04/17/2026	2,777,778	2,773,139
EXC Holdings III Corp. Series Initial USD, 3M US L + 3.50%, 12/02/2024	2,733,687	2,730,270
Flexera Software LLC:
Series Initial, 1M US L + 3.50%, 01/24/2025	1,381,374	1,379,219
Series Initial, 1M US L + 7.25%, 02/26/2026	2,395,161	2,392,922
Gigamon, Inc. Series Initial, 1M US L + 4.25%, 12/27/2024(b)	1,854,300	1,807,942
Help/Systems Holdings, Inc., 3M US L + 3.75%, 03/28/2025	2,762,009	2,744,746
Hyland Software, Inc.:
Series 2018 Refinancing, 1M US L + 3.25%, 07/01/2024	1,837,042	1,827,288
Series Initial, 1M US L + 7.00%, 05/31/2025	1,598,031	1,609,352
Idera, Inc. Series Initial, 1M US L + 4.50%, 06/28/2024	469,765	469,960
Imperva, Inc.:
1M US L + 4.00%, 01/12/2026	1,363,636	1,358,952
1M US L + 7.75%, 01/11/2027	588,235	580,883
Ivanti Software, Inc., 1M US L + 4.25%, 01/19/2024	2,971,650	2,968,559
McAfee LLC Series B USD, 1M US L + 3.75%, 09/30/2024	4,597,225	4,597,937
MH Sub I LLC Series Amendment No. 2 Initial, 1M US L + 3.75%, 08/16/2024	3,180,881	3,130,384
MLN US HoldCo LLC Series B, 1M US L + 4.50%, 11/30/2025	910,916	872,962

	Principal
	Amount	Value
Electronics/Electrical (continued)
Park Place Technologies LLC Series Initial, 1M US L + 4.00%, 03/29/2025	$767,293	$763,457
Perforce Software, Inc. Series B, 3M US L + 4.50%, 06/12/2026	806,452	806,452
Ping Identity Corp., 1M US L + 3.75%, 01/24/2025	924,000	922,845
Project Alpha Intermediate Holding, Inc.:
3M US L + 3.50%, 04/26/2024	2,474,747	2,406,692
Series B, 3M US L + 4.25%, 04/26/2024	909,091	906,818
Project Angel Parent LLC Series Initial, 1M US L + 4.00%, 05/30/2025(b)	296,269	293,306
Project Leopard Holdings, Inc. Series 2018 Repricing, 6M US L + 4.50%, 07/07/2023	1,979,899	1,979,494
Quest Software US Holdings, Inc. Series Initial, 3M US L + 8.25%, 05/17/2026	500,000	493,440
Riverbed Technology, Inc. Series First Amendment, 1M US L + 3.25%, 04/24/2022	500,516	433,712
Rocket Software, Inc.:
Series Initial, 1M US L + 4.25%, 11/28/2025	2,328,029	2,281,468
Series Initial, 1M US L + 8.25%, 11/27/2026	2,000,000	1,930,000
Vero Parent, Inc. Series 2018 Refinancing, 1M US L + 4.50%, 08/16/2024	1,842,415	1,838,961
Web.com Group, Inc.:
Series B, 1M US L + 3.75%, 10/10/2025	1,817,352	1,795,016
Series Initial, 1M US L + 7.75%, 10/09/2026	731,809	720,832
		72,203,340

Equipment Leasing - 0.94%
CSC SW Holdco, Inc. Series B-1, 3M US L + 3.25%, 11/14/2022	3,837,985	3,768,422

Financial Intermediaries - 3.65%
ION Trading Technologies S.A.R.L. Series 2018 Initial Dollar, 3M US L + 4.00%, 11/21/2024	2,500,000	2,430,800
Misys, Ltd. Series Dollar, 1M US L + 3.50%, 04/26/2024	1,994,658	1,947,016
NorthStar Financial Services Group LLC Series Initial, 2M US L + 3.25%, 05/25/2025	1,188,822	1,179,906
PI UK Holdco II, Ltd. Series Facility B1, 1M US L + 3.25%, 01/03/2025	2,992,424	2,960,630
Pre-Paid Legal Services, Inc. Series Initial, 1M US L + 3.25%, 05/01/2025	3,571,751	3,571,751
Victory Capital Holdings, Inc. Series B, 3M US L + 3.25%, 06/07/2026	2,500,000	2,504,687
		14,594,790

Food Products - 2.78%
CHG PPC Parent LLC Series Initial, 1M US L + 2.75%, 03/31/2025	2,503,648	2,489,577
Dole Food Co., Inc. Series Tranche B, 1M US L + 2.75%, 04/06/2024	2,956,739	2,892,977
Mastronardi Produce, Ltd. Series Initial, 1M US L + 3.25%, 05/01/2025	1,868,468	1,862,629
TKC Holdings, Inc.:
Series Initial, 1M US L + 3.75%, 01/31/2023	2,783,106	2,730,046
Series Initial, 1M US L + 8.00%, 01/31/2024	1,149,770	1,134,576
		11,109,805

Food Service - 4.28%
Agro Merchants North America Holdings, Inc. Series Effective Date, 3M US L + 3.75%, 12/06/2024(b)	3,120,001	3,108,301
Big Jack Holdings LP Series 2018 Refinancing, 1M US L + 3.25%, 04/05/2024(b)	1,487,527	1,468,933
Carrols Restaurant Group, Inc. Series Initial Facility, 1M US L + 3.25%, 04/30/2026	2,714,286	2,702,411
Flynn Restaurant Group LP Series Initial, 1M US L + 3.50%, 06/27/2025	2,720,421	2,643,066
Fogo de Chao, Inc. Series 2018 Refinancing, 1M US L + 4.25%, 04/07/2025	2,285,591	2,288,448
IRB Holding Corp. Series B, 1M US L + 3.25%, 01/17/2025	2,425,327	2,398,612
K-Mac Holdings Corp. Series Initial, 1M US L + 6.75%, 03/16/2026	1,250,000	1,246,250
Tacala Investment Corp. Series Initial, 1M US L + 7.00%, 01/30/2026	1,250,000	1,260,937
		17,116,958

Food/Drug Retailers - 0.89%
EG Group, Ltd.:
Series Facility B, 3M US L + 4.00%, 01/31/2025	342,882	337,667
Series Additional Facility, 3M US L + 4.00%, 02/07/2025	3,262,347	3,212,726
		3,550,393

Health Insurance - 2.02%
FHC Health Systems, Inc. Series Initial, 1M US L + 4.00%, 12/23/2021	2,992,188	2,994,686
MPH Acquisition Holdings LLC Series Initial, 3M US L + 2.75%, 06/07/2023	5,302,626	5,083,893
		8,078,579

	Principal
	Amount	Value
Healthcare - 19.17%
ADMI Corp. Series Initial, 1M US L + 2.75%, 04/30/2025	$1,290,890	$1,274,432
ATI Holdings Acquisition, Inc. Series Initial, 1M US L + 3.50%, 05/10/2023	1,382,188	1,364,911
Auris Luxembourg III S.a r.l. Series Facility B2, 1M US L + 3.75%, 02/27/2026	3,347,765	3,358,645
Carestream Health, Inc. Series Extended, 1M US L + 9.50%, 06/07/2021	1,515,000	1,458,188
Certara Holdco, Inc. Series Replacement, 3M US L + 3.50%, 08/15/2024(b)	1,294,346	1,287,874
CHG Healthcare Services, Inc. Series 2017 New, 1M US L + 3.00%, 06/07/2023	3,039,026	3,027,888
Covenant Surgical Partners, Inc.:
3M US L + 4.00%, 06/19/2026	1,562,500	1,553,711
Series Delayed Draw, 3M US L + 4.00%, 06/19/2026	312,500	310,742
CPI Holdco LLC Series Closing Date, 3M US L + 3.50%, 03/15/2024	2,430,253	2,431,772
CryoLife, Inc. Series Initial, 3M US L + 3.25%, 12/02/2024	2,479,048	2,485,246
Dentalcorp Health Services ULC Series Initial, 1M US L + 3.75%, 06/06/2025	348,846	345,249
Endo Luxembourg Finance Company I S.a r.l. Series Initial, 1M US L + 4.25%, 04/12/2024	1,034,915	974,549
Envision Healthcare Corp. Series Initial, 1M US L + 3.75%, 10/10/2025	4,440,403	3,935,307
Equian Buyer Corp. Series 2018 Incremental, 1M US L + 3.25%, 05/20/2024	3,471,180	3,472,482
Femur Buyer, Inc. Series Initial, 3M US L + 4.25%, 03/05/2026	1,760,000	1,767,700
GHX Ultimate Parent Corp. Series Initial, 3M US L + 3.25%, 06/28/2024	1,187,909	1,167,121
Heartland Dental LLC:
Series Incremental 2 Facility, 3M US L + 4.50%, 04/30/2025(b)	1,562,500	1,535,156
Series Initial, 1M US L + 3.75%, 04/30/2025	1,211,188	1,150,634
LifeScan Global Corp. Series Initial, 3M US L + 6.00%, 10/01/2024	1,447,500	1,385,981
Maravai Intermediate Holdings LLC Series Initial, 1M US L + 4.25%, 08/02/2025(b)	912,460	912,460
Navicure, Inc. Series Initial, 1M US L + 3.75%, 11/01/2024	2,548,844	2,534,507
Netsmart Technologies, Inc. Series D-1, 1M US L + 3.75%, 04/19/2023	2,490,098	2,469,866
nThrive, Inc. Series Additional B-2, 1M US L + 4.50%, 10/20/2022	1,433,358	1,359,898
Onex TSG Holdings II Corp. Series Initial, 1M US L + 4.00%, 07/29/2022	1,250,000	1,248,438
PAREXEL International Corp. Series Initial, 1M US L + 2.75%, 09/27/2024	2,634,275	2,529,852
Pearl Intermediate Parent LLC:
Series Delayed Draw, 1M US L + 2.75%, 01/31/2025(c)	140,993	136,499
Series Initial, 1M US L + 2.75%, 01/31/2025	625,892	605,942
Series Initial, 1M US L + 6.25%, 01/30/2026(b)	1,770,588	1,730,750
Phoenix Guarantor, Inc. Series Initial, 1M US L + 4.50%, 03/05/2026	1,910,828	1,905,334
Press Ganey Holdings, Inc. Series Initial, 1M US L + 6.50%, 10/21/2024	2,000,000	2,009,160
Prospect Medical Holdings, Inc. Series B-1, 1M US L + 5.50%, 02/16/2024	2,131,477	2,017,795
Regionalcare Hospital Partners Holdings, Inc. Series B, 1M US L + 4.50%, 11/16/2025	2,943,252	2,930,890
Sterigenics-Nordion Holdings LLC Series Incremental, 1M US L + 3.00%, 05/15/2022	1,877,016	1,854,145
Surgery Center Holdings, Inc. Series Initial, 1M US L + 3.25%, 09/02/2024	3,881,915	3,758,975
Team Health Holdings, Inc. Series Initial, 1M US L + 2.75%, 02/06/2024	2,227,244	1,978,071
Tecostar Holdings, Inc. Series 2017, 1M US L + 3.50%, 05/01/2024	2,959,733	2,948,634
U.S. Anesthesia Partners, Inc. Series Initial, 1M US L + 3.00%, 06/23/2024	3,738,417	3,669,873
Verscend Holding Corp. Series B, 1M US L + 4.50%, 08/27/2025	2,836,605	2,844,150
Viant Medical Holdings, Inc. Series Initial, 3M US L + 3.75%, 07/02/2025	827,083	825,702
Wink Holdco, Inc.:
Series Initial, 1M US L + 3.00%, 12/02/2024	738,750	724,344
Series Initial, 1M US L + 6.75%, 10/31/2025(b)	279,569	282,015
Zest Acquisition Corp. Series Initial, 1M US L + 3.50%, 03/14/2025	1,189,489	1,134,974
		76,699,862

Home Furnishings - 1.21%
AI Aqua Merger Sub, Inc. Series Tranche B-1, 1M US L + 3.25%, 12/13/2023	3,534,073	3,428,051
APX Group, Inc. Series Initial, 3M US L + 5.00%, 04/01/2024	1,496,231	1,432,641
		4,860,692

Industrial Equipment - 4.41%
Apex Tool Group LLC Series Second Amendment, 1M US L + 3.75%, 02/01/2022	1,987,097	1,915,899
Blount International, Inc. Series New Refinancing, 1M US L + 3.75%, 04/12/2023	2,736,250	2,737,974
Helix Acquisition Holdings, Inc. Series 2018 New, 3M US L + 3.75%, 09/30/2024	683,340	670,527
Justrite Safety Group:
3M US L + 4.50%, 06/26/2026(b)	1,128,986	1,127,574
Series Delayed Draw, 3M US L + 4.50%, 06/26/2026(b)	137,681	137,509
LTI Holdings, Inc. Series Initial, 1M US L + 3.50%, 09/06/2025	1,579,798	1,497,356
Minimax Viking GmbH Series Facility B1C, 1M US L + 3.00%, 07/31/2025	3,021,439	3,019,550
MTS Systems Corp. Series New Tranche B, 1M US L + 3.25%, 07/05/2023	667,578	666,747
Pro Mach Group, Inc. Series Initial, 1M US L + 2.75%, 03/07/2025	1,887,689	1,822,413

	Principal
	Amount	Value
Industrial Equipment (continued)
Robertshaw US Holding Corp. Series Initial, 1M US L + 3.50%, 02/28/2025(b)	$704,464	$651,629
Tailwind Smith Cooper Intermediate Corp. Series Initial, 3M US L + 5.00%, 05/28/2026	2,000,000	1,963,750
Titan Acquisition, Ltd. Series Initial, 1M US L + 3.00%, 03/28/2025	1,483,733	1,420,467
		17,631,395

Insurance - 1.49%
Cypress Intermediate Holdings III, Inc. Series Initial, 1M US L + 6.75%, 03/31/2025	1,807,054	1,825,124
HIG Finance 2, Ltd. Series Initial Dollar, 1M US L + 3.50%, 12/13/2024	1,695,122	1,694,648
Outcomes Group Holdings, Inc.:
Series Initial, 3M US L + 3.50%, 10/24/2025	2,080,455	2,057,050
3M US L + 7.50%, 10/26/2026	384,615	382,692
		5,959,514

Leisure Goods/Activities/Movies - 3.45%
Alterra Mountain Company Series Initial Bluebird, 1M US L + 3.00%, 07/31/2024	2,563,838	2,558,633
AMC Entertainment Holdings, Inc. Series B-1, 3M US L + 3.00%, 04/22/2026	1,995,000	1,992,885
Travel Leaders Group LLC Series 2018 Refinancing, 1M US L + 4.00%, 01/25/2024	2,310,000	2,317,692
Travelport Finance S.à r.l.:
Series Initial, 3M US L + 5.00%, 05/29/2026	4,000,000	3,773,740
Series Initial, 3M US L + 9.00%, 05/28/2027	2,000,000	1,930,000
UFC Holdings LLC Series 2019, 1M US L + 3.25%, 04/29/2026	1,247,976	1,247,196
		13,820,146

Lodging & Casinos - 1.38%
AP Gaming I LLC Series Incremental B, 1M US L + 3.50%, 02/15/2024	3,082,646	3,080,720
PCI Gaming Authority Series B Facility, 1M US L + 3.00%, 05/29/2026	1,263,158	1,266,707
Scientific Games International, Inc. Series Initial B-5, 2M US L + 2.75%, 08/14/2024	1,178,876	1,162,584
		5,510,011

Nonferrous Metals/Minerals - 1.79%
Aleris International, Inc. Series Initial, 1M US L + 4.75%, 02/27/2023	6,673,262	6,689,946
American Rock Salt Co. LLC Series Initial, 1M US L + 3.75%, 03/21/2025	468,730	468,730
		7,158,676

Oil & Gas - 1.81%
BCP Raptor LLC Series Initial, 1M US L + 4.25%, 06/24/2024	1,077,169	1,025,669
Equitrans Midstream Corp. Series Holdco B Facility, 1M US L + 4.50%, 01/31/2024	672,297	677,901
Lower Cadence Holdings LLC Series Initial, 1M US L + 4.00%, 05/22/2026	2,551,020	2,541,990
Lucid Energy Group II Borrower LLC Series Initial, 1M US L + 3.00%, 01/31/2025	1,286,176	1,231,519
MRC Global, Inc. Series 2018 Refinancing, 1M US L + 3.00%, 09/20/2024	1,772,971	1,770,755
		7,247,834

Property & Casualty Insurance - 2.91%
Applied Systems, Inc. Series Initial, 3M US L + 7.00%, 09/19/2025	1,500,000	1,520,250
AssuredPartners, Inc. Series 2017 September Refinancing, 1M US L + 3.50%, 10/22/2024	2,169,630	2,152,001
Asurion LLC Series Replacement B-2, 1M US L + 6.50%, 08/04/2025	1,547,368	1,572,358
Confie Seguros Holding II Co. Series B, 3M US L + 4.75%, 04/19/2022	2,745,518	2,708,907
ExamWorks Group, Inc. Series B-1, 1M US L + 3.25%, 07/27/2023	3,670,716	3,673,011
		11,626,527

Publishing - 1.68%
Ancestry.com Operations, Inc., 1M US L + 3.25%, 10/19/2023	3,079,080	3,077,802
Champ Acquisition Corp. Series Initial, 3M US L + 5.50%, 12/19/2025	1,485,075	1,470,224
Recorded Books, Inc. Series Initial, 3M US L + 4.50%, 08/29/2025	870,614	873,339
SESAC Holdco II LLC Series Initial, 1M US L + 3.00%, 02/23/2024	738,665	725,277
Southern Graphics, Inc. Series Refinancing, 2M US L + 3.25%, 12/31/2022	699,722	587,333
		6,733,975

Radio & Television - 1.45%
iHeartCommunications, Inc. Series Initial, 3M US L + 4.00%, 05/01/2026	3,500,000	3,508,488
Univision Communications, Inc. Series 2017 Replacement Repriced First-Lien, 1M US L + 2.75%, 03/15/2024	1,015,147	968,277

	Principal
	Amount	Value
Radio & Television (continued)
William Morris Endeavor Entertainment LLC Series B-1, 1M US L + 2.75%, 05/18/2025	$1,380,257	$1,337,697
		5,814,462

Steel - 0.90%
Graftech International, Ltd. Series Initial, 1M US L + 3.50%, 02/12/2025	2,545,601	2,504,235
Phoenix Services International LLC Series B, 1M US L + 3.75%, 03/01/2025	1,093,439	1,083,871
		3,588,106

Surface Transport - 0.49%
Lineage Logistics LLC, 1M US L + 3.00%, 02/16/2025	1,986,718	1,970,576

Telecommunications - 4.84%
Avaya, Inc. Series Tranche B, 1M US L + 4.25%, 12/15/2024	2,326,382	2,230,419
Commscope, Inc. Series Initial, 1M US L + 3.25%, 04/06/2026	1,328,571	1,326,579
Cyxtera DC Holdings, Inc. Series Initial, 1M US L + 7.25%, 05/01/2025	500,000	438,037
Frontier Communications Corp. Series B-1, 1M US L + 3.75%, 06/15/2024	1,834,142	1,802,815
Greeneden U.S. Holdings I LLC Series Tranche B-3 Dollar, 1M US L + 3.25%, 12/01/2023	3,728,738	3,690,873
Masergy Holdings, Inc.:
Series 2017 Replacement, 3M US L + 3.25%, 12/15/2023	1,831,218	1,806,039
Series Initial, 3M US L + 7.50%, 12/16/2024	1,000,000	985,000
Peak 10 Holding Corp.:
Series Initial, 3M US L + 3.50%, 08/01/2024	492,481	453,701
Series Initial, 3M US L + 7.25%, 08/01/2025	250,000	210,781
Securus Technologies Holdings, Inc. Series Initial, 3M US L + 4.50%, 11/01/2024	1,832,779	1,710,597
TierPoint LLC:
Series Initial, 1M US L + 3.75%, 05/06/2024	1,184,397	1,102,969
Series Initial, 1M US L + 7.25%, 05/05/2025	1,170,000	1,090,048
Vertiv Group Corp. Series B, 3M US L + 4.00%, 11/30/2023	2,650,000	2,524,125
		19,371,983

Utilities - 2.41%
Brookfield WEC Holdings, Inc.:
Series Initial, 1M US L + 3.50%, 07/31/2025	2,693,618	2,693,430
Series Incremental, 3M US L + 3.50%, 08/01/2025(b)	422,021	422,021
Series Initial, 1M US L + 6.75%, 08/03/2026	724,611	735,143
Granite Acquisition, Inc.:
Series B, 3M US L + 3.50%, 12/17/2021	1,492,271	1,495,337
Series B, 3M US L + 7.25%, 12/19/2022	2,051,137	2,056,593
Pike Corp. Series 2018 Initial, 1M US L + 3.50%, 03/23/2025	2,218,586	2,224,332
		9,626,856

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $540,472,585)		534,100,245

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 5.81%
Structured Finance Obligations - 5.81%
Allegro CLO VII, Ltd. Series 2018-1A, 3M US L + 2.85%, 06/13/2031(b)(d)	1,000,000	954,865
Ares XLII Clo, Ltd. Series 2017-42A, 3M US L + 3.45%, 01/22/2028(b)(d)	1,100,000	1,105,648
Babson CLO, Ltd. 2015-I Series 2015-IA, 3M US L + 5.50%, 01/20/2031(b)(d)	250,000	221,922
California Street CLO IX LP Series 2019-9A, 3M US L + 3.70%, 07/16/2032(b)(d)	1,500,000	1,500,000
Carlyle Global Market Strategies CLO 2016-1, Ltd. Series 2018-1A, 3M US L + 5.20%, 04/20/2027(b)(d)	1,500,000	1,460,379
CarVal CLO III, Ltd. Series 2019-2A, 3M US L + 3.70%, 07/20/2032(b)(d)	1,000,000	989,200
Dryden 40 Senior Loan Fund Series 2018-40A, 3M US L + 5.75%, 08/15/2031(b)(d)	1,500,000	1,425,281
Galaxy XXIII CLO, Ltd. Series 2017-23A, 3M US L + 3.48%, 04/24/2029(b)(d)	500,000	500,237
Galaxy XXV CLO, Ltd. Series 2018-25A, 3M US L + 3.10%, 10/25/2031(b)(d)	500,000	492,792
Highbridge Loan Management 6-2015, Ltd. Series 2018-2015, 3M US L + 5.10%, 02/05/2031(b)(d)	833,000	763,910
KKR CLO 14, Ltd. Series 2018-14, 3M US L + 6.15%, 07/15/2031(b)(d)	500,000	469,973
Madison Park Funding XI, Ltd. Series 2017-11A, 3M US L + 3.25%, 07/23/2029(b)(d)	1,000,000	995,009
Neuberger Berman CLO XIV, Ltd. Series 2017-14A, 3M US L + 3.65%, 01/28/2030(b)(d)	500,000	500,382
Oaktree CLO 2014-2, Ltd. Series 2014-2A, 3M US L + 3.60%, 10/20/2026(b)(d)	500,000	500,431
Octagon Investment Partners 18-R, Ltd. Series 2018-18A, 3M US L + 5.51%, 04/16/2031(b)(d)	1,000,000	935,495

	Principal
	Amount	Value
Structured Finance Obligations (continued)
OZLM XVII, Ltd. Series 2017-17A, 3M US L + 3.46%, 07/20/2030(b)(d)	$500,000	$495,840
Parallel 2018-2, Ltd. Series 2018-2A, 3M US L + 3.15%, 10/20/2031(b)(d)	2,000,000	1,972,221
Romark CLO, Ltd. Series 2017-1A, 3M US L + 3.00%, 10/23/2030(b)(d)	500,000	487,396
RR 2, Ltd. Series 2017-2A, 3M US L + 3.00%, 10/15/2029(b)(d)	1,000,000	984,663
TIAA CLO I, Ltd. Series 2018-1A, 3M US L + 6.20%, 07/20/2031(b)(d)	1,500,000	1,407,248
TIAA CLO IV, Ltd. Series 2018-1A, 3M US L + 5.95%, 01/20/2032(b)(d)	2,000,000	1,855,434
TICP CLO X, Ltd. Series 2018-10A, 3M US L + 2.80%, 04/20/2031(b)(d)	250,000	241,088
Venture XXIII CLO, Ltd. Series 2018-23A, 3M US L + 3.05%, 07/19/2028(b)(d)	1,500,000	1,481,918
Voya CLO 2015-2, Ltd. Series 2018-2A, 3M US L + 2.95%, 07/23/2027(b)(d)	1,500,000	1,500,682
		23,242,014

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $23,721,397)		23,242,014

CORPORATE BONDS - 9.53%
Aerospace & Defense - 0.44%
TransDigm, Inc., 6.250%, 03/15/2026(d)	1,700,000	1,782,875

Brokers, Dealers & Investment Houses - 0.22%
LPL Holdings, Inc., 5.750%, 09/15/2025(d)	850,000	872,313

Building & Development - 0.61%
Builders FirstSource, Inc., 6.750%, 06/01/2027(d)	1,665,000	1,764,900
Hillman Group, Inc., 6.375%, 07/15/2022(d)	750,000	667,500
		2,432,400

Business Equipment & Services - 0.50%
Allied Universal Holdco LLC, 6.625%, 07/15/2026(d)	1,956,000	1,992,675

Cable & Satellite Television - 0.51%
Altice France SA, 7.375%, 05/01/2026(d)	2,000,000	2,055,000

Containers & Glass Products - 0.18%
Trident Merger Sub, Inc., 6.625%, 11/01/2025(d)	750,000	703,125

Diversified Insurance - 0.57%
HUB International, Ltd., 7.000%, 05/01/2026(d)	1,650,000	1,676,813
York Risk Services Holding Corp., 8.500%, 10/01/2022(d)	750,000	620,625
		2,297,438

Ecological Services & Equipment - 0.58%
GFL Environmental, Inc.:
5.375%, 03/01/2023(d)	1,768,000	1,759,160
8.500%, 05/01/2027(d)	510,000	550,162
		2,309,322

Electronics/Electrical - 0.56%
Banff Merger Sub, Inc., 9.750%, 09/01/2026(d)	912,000	795,720
Energizer Holdings, Inc.:
6.375%, 07/15/2026(d)	1,250,000	1,287,500
7.750%, 01/15/2027(d)	150,000	162,724
		2,245,944

Food Service - 0.19%
IRB Holding Corp., 6.750%, 02/15/2026(d)	750,000	748,125

Food/Drug Retailers - 0.26%
eG Global Finance PLC, 6.750%, 02/07/2025(d)	1,056,000	1,050,403

Healthcare - 1.82%
Eagle Holding Co. II LLC, 7.750%, 05/15/2022(d)	1,750,000	1,767,500
Envision Healthcare Corp., 8.750%, 10/15/2026(d)	2,084,000	1,453,590

	Principal
	Amount	Value
Healthcare (continued)
NVA Holdings, Inc., 6.875%, 04/01/2026(d)	$1,650,000	$1,732,500
Team Health Holdings, Inc., 6.375%, 02/01/2025(d)	750,000	577,500
Tenet Healthcare Corp., 7.000%, 08/01/2025	1,750,000	1,750,000
		7,281,090

Home Furnishings - 0.42%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026(d)	1,624,000	1,680,840

Industrial Equipment - 0.19%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC, 7.750%, 04/15/2026(d)	857,000	773,443

Property & Casualty Insurance - 0.45%
AssuredPartners, Inc., 7.000%, 08/15/2025(d)	1,150,000	1,148,562
GTCR AP Finance, Inc., 8.000%, 05/15/2027(d)	636,000	640,770
		1,789,332

Radio & Television - 1.50%
Entercom Media Corp., 6.500%, 05/01/2027(d)	1,360,000	1,417,800
Nexstar Escrow, Inc., 5.625%, 07/15/2027(d)	850,000	873,375
Sirius XM Radio, Inc., 5.500%, 07/01/2029(d)	870,000	894,099
Univision Communications, Inc., 5.125%, 05/15/2023(d)	2,000,000	1,965,000
Virgin Media Secured Finance PLC, 5.500%, 05/15/2029(d)	843,000	856,699
		6,006,973

Surface Transport - 0.31%
XPO Logistics, Inc., 6.750%, 08/15/2024(d)	1,167,000	1,247,231

Telecommunications - 0.22%
CommScope, Inc., 6.000%, 03/01/2026(d)	838,000	863,140

TOTAL CORPORATE BONDS
(Cost $38,244,271)		38,131,669

	Shares	Value
EXCHANGE TRADED FUNDS - 0.97%
Financial Intermediaries - 0.97%
SPDR Blackstone / GSO Senior Loan ETF	84,175	3,890,568

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,971,570)		3,890,568

SHORT TERM INVESTMENTS - 1.92%
Fidelity Treasury Portfolio
(2.249% 7-Day Yield)	7,672,886	7,672,886

TOTAL SHORT TERM INVESTMENTS
(Cost $7,672,886)		7,672,886

Total Investments - 151.73%
(Cost $614,082,709)	607,037,382

Liabilities in Excess of Other Assets - (4.11)%	(16,451,706)

Leverage Facility - (47.62)%	(190,500,000)

Net Assets - 100.00%	$400,085,676

Amounts above are shown as a percentage of net assets as of June 30, 2019.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2019 was 2.40%

2M US L - 2 Month LIBOR as of June 30, 2019 was 2.33%

3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

6M US L - 6 Month LIBOR as of June 30, 2019 was 2.20%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 asset valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of June 30, 2019. The Portfolio of Investments records only the funded portion of each position. As of June 30, 2019, the Fund has unfunded delayed draw loans in the amount of $216,964. Fair value of these unfunded delayed draw loans was $214,150.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $59,623,683, which represented approximately 14.90% of net assets as of June 30, 2019. Such securities have been deemed to be liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration.

NOTE 1. ORGANIZATION

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. GSO / Blackstone Debt Funds Management LLC (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Advisory Class D Common Shares (“Class D Shares”), Brokerage Class T Common Shares (“Class T Shares”) and Brokerage Class T-I Common Shares (“Class T-I Shares”), and a maximum offering of $3,000,000,000 of common shares. Class I Shares commenced operations on January 18, 2018, Class T Shares commenced operations on May 7, 2018, Class D Shares commenced operations on October 1, 2018 and Class T-I Shares commenced operations on April 18, 2019.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s net asset value (“NAV”) is determined daily on each day that the New York Stock Exchange (“Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2019:

Blackstone / GSO Floating Rate Enhanced Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Air Transport	$–	$2,994,933	$709,140	$3,704,073
Brokers, Dealers & Investment Houses	–	12,044,830	1,481,444	13,526,274
Business Equipment & Services	–	69,853,978	10,538,179	80,392,157
Chemical & Plastics	–	5,754,948	1,468,000	7,222,948
Containers & Glass Products	–	23,199,811	668,569	23,868,380
Ecological Services & Equipment	–	9,738,945	826,804	10,565,749
Electronics/Electrical	–	67,582,297	4,621,043	72,203,340
Food Service	–	12,539,724	4,577,234	17,116,958
Healthcare	–	70,951,607	5,748,255	76,699,862
Industrial Equipment	–	15,714,683	1,916,712	17,631,395
Utilities	–	9,204,835	422,021	9,626,856
Other	–	201,542,253	–	201,542,253
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	23,242,014	23,242,014
Corporate Bonds	–	38,131,669	–	38,131,669
Exchange Traded Funds	3,890,568	–	–	3,890,568
Short Term Investments	7,672,886	–	–	7,672,886
Total	11,563,454	539,254,513	56,219,415	607,037,382

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of September 30, 2018	$26,450,492	$13,399,115	$39,849,607
Accrued discount/ premium	(6,270)	3,060	(3,210)
Realized Gain/(Loss)	(35,911)	(158,731)	(194,642)
Change in Unrealized Appreciation/(Depreciation)	(233,806)	(433,426)	(667,232)
Purchases	17,769,895	13,074,405	30,844,300
Sales Proceeds	(8,149,423)	(2,642,409)	(10,791,832)
Transfer into Level 3	12,524,157	-	12,524,157
Transfer out of Level 3	(15,341,733)	-	(15,341,733)
Balance as of June 30, 2019	$32,977,401	$23,242,014	$56,219,415

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2019	$(379,440)	$(459,967)	$(839,407)

Information about Level 3 fair value measurements as of June 30, 2019:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$32,977,401	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$23,242,014	Third-party vendor pricing service	Broker quotes	N/A

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At June 30, 2019, 90.44% of the Fund’s Managed Assets were held in floating rate loan interests.

First lien secured loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Loans typically have an expected average life of two to four years. Loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At June 30, 2019, the Fund had invested $36,443,311 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by a committee of the Adviser. The factors considered by such committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

The Fund may acquire Loans through assignments or participations. The Fund typically acquires these Loans through assignment, and if the Fund acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through participation.

The Fund invests in CLOs. A CLO is a financing company (generally called a special purpose vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in secured Loans. When investing in CLO securities, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLO securities consisting primarily of individual secured Loans of Borrowers and not repackaged CLO securities from other high risk pools. The underlying secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier then legal maturity from a refinancing of the senior debt tranches.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), net of other permissible investments in this 20% basket, to the extent that such investments are permissible under the 1940 Act, including interpretations or modifications by the Securities and Exchange Commission (“SEC”). ETFs are pooled investment vehicles that are often designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs shares usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives subscription proceeds from the offering of its common shares), or when the Adviser believes share prices of other investment companies offer attractive values or as part of the Adviser’s liquidity management for purposes of meeting repurchase requests. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees (except with respect to investments in affiliated investment companies) and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, as amended August 16, 2018, as amended and restated on October 23, 2018, as further amended and restated on December 28, 2018, and as amended on January 17, 2019 to borrow up to an aggregate limit of $225,000,000 under two loan tranches, Tranche A and Tranche B. The Tranche A commitment allows for borrowings up to $200,000,000. The Tranche B commitment allows for borrowings for temporary purposes up to $25,000,000 and has a swing line sub facility equal to the aggregate amount of the commitments under Tranche B (currently $25,000,000). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of (a) 0.85% above LIBOR for each Tranche A Loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion and (b) 0.90% above LIBOR with respect to each Tranche B Loan and each swing line loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1) month thereafter. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is (a) 0.25%, subject to a stepdown to 0.15% depending on utilization, on the undrawn amounts for Tranche A loans and (b) 0.15% for Tranche B loans. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At June 30, 2019, the Fund had borrowings outstanding under its Leverage Facility of $190,500,000, at an interest rate of 3.41%. Due to the short term nature of the Agreement, face value approximates fair value at June 30, 2019. For the days leverage was drawn during the period from October 1, 2018 through June 30, 2019, the average borrowings under the Fund’s Leverage Facility and the average interest rate was $163,098,901 and 3.31%, respectively for Tranche A, and $3,000,000 and 3.40%, respectively for Tranche B.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.